UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575

                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)

                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036




Date of fiscal year end: October 31

Date of reporting period: January 31



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ITEM 1.  SCHEDULE OF INVESTMENTS

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
January 31, 2005
================================================================================

                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                        ---------      -----
 COMMON STOCK -- 91.7%
 CONSUMER DISCRETIONARY
Carmax, Inc. *                                            27,000        781,110
Gannett Co., Inc.                                         11,700        936,468
Home Depot, Inc.                                          10,000        412,600
Liberty Media Corporation *                               70,000        730,800
Liberty Media International, Inc. *                        4,216        190,900
Office Depot, Inc. *                                      36,000        622,440
Six Flags, Inc. *                                         65,000        278,200
Tiffany & Co.                                              8,000        251,440
Weight Watchers International, Inc. *                     20,000        937,200
                                                                 ---------------
 TOTAL CONSUMER DISCRETIONARY -- 18.0%                                5,141,158

 CONSUMER STAPLES
Anheuser-Busch Companies                                  23,000      1,131,140
General Mills, Inc.                                       11,000        582,890
Sysco Corp.                                               32,000      1,119,040
Unilever PLC                                               5,000        191,500
                                                                 ---------------
 TOTAL CONSUMER STAPLES -- 10.6%                                      3,024,570

 ENERGY
Devon Energy Corp.                                        10,000        406,700
TransCanada Corp                                          14,000        335,300
                                                                 ---------------
 TOTAL ENERGY -- 2.6%                                                   742,000

 FINANCIAL
Berkshire Hathaway, Inc., Class B *                          850      2,544,994
Catellus Development Corp.                                35,000        938,700
First Data Corp.                                          27,000      1,099,980
Leucadia National Corp.                                   10,500        380,205
MGIC Investment Corp.                                     11,000        702,900
Progressive Corp.                                         11,000        920,150
                                                                 ---------------
 TOTAL FINANCIAL -- 23.1%                                             6,586,929

 HEALTH
Bristol-Myers Squibb Co.                                  10,000        234,400
Dentsply International, Inc.                              12,000      $ 672,840
Pfizer, Inc.                                              10,000        241,600

Teva Pharmaceutical Industries Ltd                         7,000        201,110
                                                                 ---------------
 TOTAL HEALTH -- 4.7%                                                 1,349,950

 INDUSTRIALS
Allied Waste Industries, Inc. *                           50,000        415,500
Apollo Group, Inc. *                                      10,000        781,800
The Brink's Co.                                           20,000        708,200
Cendant Corp.                                             31,000        730,050
Cintas Corp.                                              10,000        435,000
Equifax, Inc.                                             27,000        764,100
General Electric Co.                                       8,000        289,040
Hubbell, Inc., Class B                                    18,000        891,360
Illinois Toolworks, Inc.                                   8,000        695,840
MITY Enterprises, Inc. *                                  12,000        176,400
                                                                 ---------------
 TOTAL INDUSTRIALS -- 20.6%                                           5,887,290

 INFORMATION TECHNOLOGY
ESC Seagate Tech - Escrow *                                3,600              -
Microsoft Corp.                                           39,000      1,024,920
                                                                 ---------------
 TOTAL INFORMATION TECHNOLOGY -- 3.6%                                 1,024,920

 MATERIALS
Methanex Corp.                                            17,483        281,826
                                                                 ---------------
 TOTAL MATERIALS -- 1.0%                                                281,826

 SERVICES
Automatic Data Processing, Inc.                           26,000      1,130,480
                                                                 ---------------
 TOTAL SERVICES -- 4.0%                                               1,130,480

 UTILITIES
AES Corp. *                                               42,500      $ 597,125
American Electric Power, Inc.                             12,000        423,000
                                                                 ---------------
 TOTAL UTILITIES -- 3.6%                                              1,020,125

      TOTAL COMMON STOCK (COST $21,218,171)                        $ 26,189,248
                                                                 ---------------


   EXCHANGE TRADED FUNDS -- 4.9%
 iShares MSCI Emerging Markets Index                       3,500      $ 702,730
 iShares MSCI Japan Index                                 31,000        328,290
 iShares S&P Europe 350 Index                              5,000        370,200
                                                                 ---------------
  TOTAL EXCHANGE TRADED FUNDS -- 4.9%                                 1,401,220

       TOTAL EXCHANGE TRADED FUNDS (COST $1,279,963)                $ 1,401,220

 SHORT TERM INVESTMENTS -- 3.4%
First Western Bank Collective Asset Fund
(Cost $972,049)                                          972,049        972,049
                                                                 ---------------


      TOTAL INVESTMENTS (COST $23,525,474) -- 100.1%                 28,562,517
      OTHER ASSETS LESS LIABILITIES -- -0.1%                            (15,946)
                                                                 ---------------

                 NET ASSETS -- 100.00%                             $ 28,546,571
                                                                 ===============


*  Non-income producing investments

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the President and Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     MEEHAN MUTUAL FUNDS, INC.
Date: March 31, 2005

                                                      /s/ Thomas P. Meehan
                                                      --------------------
                                                      Thomas P. Meehan
                                                      President




      Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 31, 2005

                                                      /s/ Thomas P. Meehan
                                                      --------------------
                                                      Thomas P. Meehan
                                                      President



Date: March 31, 2005


                                                      /s/ Paul P. Meehan
                                                      --------------------
                                                      Paul P. Meehan
                                                      Treasurer